Quarterly Holdings Report
for
Fidelity® Emerging Markets Multifactor ETF
July 31, 2026
EMK-NPRT3-0926
1.9893930.107
Common Stocks - 98.8%
	Shares	Value ($)
BRAZIL - 3.6%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
TIM SA/Brazil	750,000	2,868,235
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Vibra Energia SA	505,168	3,584,444
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Petroleo Brasileiro SA - Petrobras (PN)	882,000	7,537,705
Financials - 1.0%
Banks - 0.5%
Itausa SA	1,095,051	2,978,675
Insurance - 0.5%
BB Seguridade Participacoes SA	343,800	2,792,003
TOTAL FINANCIALS		5,770,678
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA	84,700	1,271,671
TOTAL BRAZIL		21,032,733
CHILE - 1.2%
Consumer Discretionary - 0.8%
Broadline Retail - 0.4%
Falabella SA	369,946	2,476,733
Specialty Retail - 0.4%
Empresas Copec SA	329,419	2,252,953
TOTAL CONSUMER DISCRETIONARY		4,729,686
Financials - 0.4%
Banks - 0.4%
Banco de Credito e Inversiones SA	28,444	2,049,493
TOTAL CHILE		6,779,179
CHINA - 24.2%
Communication Services - 5.9%
Diversified Telecommunication Services - 0.3%
China Tower Corp Ltd H Shares (b)(c)	1,244,800	1,592,193
Entertainment - 1.3%
Kingsoft Corp Ltd	451,600	1,541,116
NetEase Cloud Music Inc (b)(c)(d)	69,000	1,121,021
Netease Inc	138,200	3,662,259
XD Inc (c)(d)(e)	156,200	946,968
		7,271,364
Interactive Media & Services - 4.1%
Baidu Inc A Shares (d)	185,500	2,505,158
Kuaishou Technology B Shares (b)(c)	285,000	1,588,260
Meitu Inc (b)(c)(e)	1,914,000	1,152,071
Tencent Holdings Ltd	306,000	18,543,563
		23,789,052
Media - 0.2%
China Literature Ltd (b)(c)(d)(e)	351,000	905,073
TOTAL COMMUNICATION SERVICES		33,557,682
Consumer Discretionary - 6.2%
Automobile Components - 1.0%
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	426,400	3,229,974
Minth Group Ltd	759,400	2,678,663
		5,908,637
Automobiles - 0.4%
Guangzhou Automobile Group Co Ltd H Shares (d)(e)	7,350,000	2,202,675
VOYAH Automobile Technology Co Ltd H Shares	1,080,677	398,281
		2,600,956
Hotels, Restaurants & Leisure - 0.7%
Mixue Group H Shares (d)(e)	70,700	2,043,029
Tongcheng Travel Holdings Ltd (c)	1,248,400	2,273,408
		4,316,437
Household Durables - 1.4%
Haier Smart Home Co Ltd H Shares	1,126,200	3,245,781
Midea Group Co Ltd H Shares (e)	348,200	4,411,558
		7,657,339
Specialty Retail - 0.9%
China Tourism Group Duty Free Corp Ltd H Shares (b)(c)(e)	302,900	2,070,424
Pop Mart International Group Ltd (b)(c)(e)	143,400	2,973,480
		5,043,904
Textiles, Apparel & Luxury Goods - 1.8%
ANTA Sports Products Ltd	390,400	3,930,586
Bosideng International Holdings Ltd	5,730,000	3,609,748
Shenzhou International Group Holdings Ltd	461,200	2,621,951
		10,162,285
TOTAL CONSUMER DISCRETIONARY		35,689,558
Consumer Staples - 1.2%
Personal Care Products - 1.2%
Hengan International Group Co Ltd	2,244,000	7,085,472
Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
China Shenhua Energy Co Ltd H Shares	1,046,500	5,799,950
Inner Mongolia Yitai Coal Co Ltd B Shares	2,388,537	6,876,599
PetroChina Co Ltd H Shares	5,184,000	6,571,230
TOTAL ENERGY		19,247,779
Financials - 3.9%
Banks - 3.0%
Agricultural Bank of China Ltd H Shares	2,889,000	2,324,728
Bank of China Ltd H Shares	4,822,000	3,388,240
Bank of Communications Co Ltd H Shares	1,966,000	1,895,399
China Construction Bank Corp H Shares	4,655,000	5,467,322
Industrial & Commercial Bank of China Ltd H Shares	4,442,000	4,254,160
		17,329,849
Insurance - 0.9%
China Life Insurance Co Ltd H Shares	494,000	1,839,523
New China Life Insurance Co Ltd H Shares	151,100	931,849
People's Insurance Co Group of China Ltd/The H Shares	1,359,000	946,253
PICC Property & Casualty Co Ltd H Shares	680,000	1,422,159
		5,139,784
TOTAL FINANCIALS		22,469,633
Industrials - 0.6%
Industrial Conglomerates - 0.3%
CITIC Ltd	1,084,000	1,709,994
Machinery - 0.1%
Yangzijiang Shipbuilding (Holdings) Ltd (e)	205,300	626,870
Transportation Infrastructure - 0.2%
China Merchants Port Holdings Co Ltd	718,000	1,399,997
TOTAL INDUSTRIALS		3,736,861
Information Technology - 1.2%
Communications Equipment - 0.1%
ZTE Corp H Shares (e)	226,200	717,115
Electronic Equipment, Instruments & Components - 0.1%
Kingboard Holdings Ltd	174,000	869,822
Technology Hardware, Storage & Peripherals - 1.0%
Lenovo Group Ltd	832,000	2,531,565
Xiaomi Corp B Shares (b)(c)(d)	834,400	3,062,390
		5,593,955
TOTAL INFORMATION TECHNOLOGY		7,180,892
Materials - 0.3%
Metals & Mining - 0.3%
China Hongqiao Group Ltd	265,500	830,873
CMOC Group Ltd H Shares	408,000	878,790
TOTAL MATERIALS		1,709,663
Real Estate - 1.6%
Real Estate Management & Development - 1.6%
China Resources Mixc Lifestyle Services Ltd (b)(c)	1,797,600	9,151,218
TOTAL CHINA		139,828,758
COLOMBIA - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Grupo de Inversiones Suramericana SA	127,285	2,223,227
CZECH REPUBLIC - 0.3%
Financials - 0.3%
Banks - 0.3%
Moneta Money Bank AS (b)(c)	172,214	1,573,763
EGYPT - 0.3%
Financials - 0.3%
Banks - 0.3%
Commercial International Bank - Egypt (CIB)	672,510	1,853,840
GREECE - 1.2%
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.4%
Allwyn AG	143,756	2,206,415
Specialty Retail - 0.5%
JUMBO SA	98,471	2,741,759
TOTAL CONSUMER DISCRETIONARY		4,948,174
Financials - 0.3%
Banks - 0.3%
Optima bank SA	154,211	1,848,794
TOTAL GREECE		6,796,968
HUNGARY - 1.4%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Magyar Telekom Telecommunications PLC	582,764	5,049,892
Financials - 0.5%
Banks - 0.5%
OTP Bank Nyrt	22,123	3,268,618
TOTAL HUNGARY		8,318,510
INDIA - 8.6%
Consumer Discretionary - 1.8%
Automobiles - 1.8%
Eicher Motors Ltd	45,044	3,698,079
Hero MotoCorp Ltd	54,034	3,050,119
Maruti Suzuki India Ltd	24,759	3,693,545
TOTAL CONSUMER DISCRETIONARY		10,441,743
Consumer Staples - 1.3%
Food Products - 1.3%
Britannia Industries Ltd	130,613	7,414,613
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Coal India Ltd	1,083,110	4,701,253
Vedanta Oil and Gas Ltd	166,920	62,174
TOTAL ENERGY		4,763,427
Financials - 2.7%
Banks - 1.9%
Bank of Baroda	489,152	1,243,707
Canara Bank	953,815	1,249,361
Federal Bank Ltd	525,383	1,975,933
HDFC Bank Ltd/Gift City	568,599	4,458,391
State Bank of India	192,826	2,076,292
		11,003,684
Capital Markets - 0.8%
HDFC Asset Management Co Ltd (b)(c)	55,491	1,521,284
Multi Commodity Exchange of India Ltd	56,039	1,580,592
Nippon Life India Asset Management Ltd (b)(c)	147,547	1,795,956
		4,897,832
TOTAL FINANCIALS		15,901,516
Industrials - 0.7%
Aerospace & Defense - 0.4%
Bharat Electronics Ltd	225,498	916,621
Hindustan Aeronautics Ltd (c)	19,307	940,208
		1,856,829
Electrical Equipment - 0.2%
Hitachi Energy India Ltd	3,637	1,226,437
Professional Services - 0.1%
Computer Age Management Services Ltd	92,191	769,249
TOTAL INDUSTRIALS		3,852,515
Information Technology - 0.9%
IT Services - 0.9%
HCL Technologies Ltd	77,302	1,091,213
Infosys Ltd	178,712	2,116,674
Tata Consultancy Services Ltd	59,533	1,475,987
Wipro Ltd	362,790	698,279
TOTAL INFORMATION TECHNOLOGY		5,382,153
Materials - 0.4%
Metals & Mining - 0.4%
NMDC Ltd	1,092,992	974,145
Vedanta Aluminium Metal Ltd	159,891	761,122
Vedanta Iron and Steel Ltd	169,757	57,431
Vedanta Ltd	158,942	440,187
TOTAL MATERIALS		2,232,885
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Vedanta Power Ltd	166,371	60,191
TOTAL INDIA		50,049,043
INDONESIA - 1.2%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Telkom Indonesia Persero Tbk PT	19,782,500	2,891,407
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
United Tractors Tbk PT	2,893,200	3,850,847
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	1,405,300	398,301
TOTAL INDONESIA		7,140,555
KOREA (SOUTH) - 18.7%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
LG Uplus Corp	323,194	3,350,500
Consumer Discretionary - 1.5%
Automobile Components - 1.0%
Hankook Tire & Technology Co Ltd	51,660	2,449,475
Hyundai Mobis Co Ltd	9,779	3,264,925
		5,714,400
Automobiles - 0.5%
Kia Corp	31,418	2,906,666
TOTAL CONSUMER DISCRETIONARY		8,621,066
Consumer Staples - 1.6%
Food Products - 1.6%
Orion Corp/Republic of Korea	100,322	9,274,349
Financials - 1.2%
Banks - 0.8%
BNK Financial Group Inc	174,530	1,857,067
Woori Financial Group Inc	116,510	2,745,834
		4,602,901
Insurance - 0.4%
DB Insurance Co Ltd	20,716	2,281,274
TOTAL FINANCIALS		6,884,175
Industrials - 1.4%
Air Freight & Logistics - 0.2%
Hyundai Glovis Co Ltd	7,918	1,110,752
Construction & Engineering - 0.3%
Samsung E&A Co Ltd	57,365	1,762,353
Industrial Conglomerates - 0.7%
CJ Corp	8,619	782,281
GS Holdings Corp	25,682	1,603,212
LG Corp	20,533	1,456,047
		3,841,540
Machinery - 0.2%
Doosan Bobcat Inc	28,011	1,174,902
TOTAL INDUSTRIALS		7,889,547
Information Technology - 12.3%
Electronic Equipment, Instruments & Components - 0.5%
IsuPetasys Co Ltd	2,145	112,087
LG Display Co Ltd (d)	12,530	80,944
LG Innotek Co Ltd	567	204,417
Robotis Co Ltd (d)	388	50,021
Samsung Electro-Mechanics Co Ltd	2,278	1,824,701
Samsung SDI Co Ltd (d)	2,491	693,643
		2,965,813
IT Services - 0.0%
Hyundai Autoever Corp	276	70,563
LG CNS Co Ltd	1,961	85,967
Samsung SDS Co Ltd	1,580	228,295
		384,825
Semiconductors & Semiconductor Equipment - 4.7%
DB HiTek Co Ltd	1,201	70,003
Eo Technics Co Ltd	335	69,552
Hanmi Semiconductor Co Ltd	1,723	259,230
LEENO Industrial Inc	1,708	76,792
SK Hynix Inc	22,012	26,524,946
WONIK IPS Co Ltd	1,299	88,926
		27,089,449
Technology Hardware, Storage & Peripherals - 7.1%
Samsung Electronics Co Ltd	223,923	41,228,721
TOTAL INFORMATION TECHNOLOGY		71,668,808
Materials - 0.1%
Metals & Mining - 0.1%
Hyundai Steel Co	52,056	962,107
TOTAL KOREA (SOUTH)		108,650,552
MALAYSIA - 1.2%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Telekom Malaysia Bhd	1,850,800	3,510,021
Financials - 0.4%
Banks - 0.4%
RHB Bank Bhd	1,004,800	2,102,298
Materials - 0.2%
Chemicals - 0.2%
Petronas Chemicals Group Bhd	1,388,300	1,623,901
TOTAL MALAYSIA		7,236,220
MEXICO - 3.6%
Consumer Staples - 1.5%
Household Products - 1.5%
Kimberly-Clark de Mexico SAB de CV Series A	3,653,200	8,464,280
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	47,300	630,643
Grupo Aeroportuario del Sureste SAB de CV Series B	20,835	575,957
Promotora y Operadora de Infraestructura SAB de CV	40,185	633,427
TOTAL INDUSTRIALS		1,840,027
Materials - 0.1%
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	85,900	1,028,399
Real Estate - 1.7%
Diversified REITs - 1.7%
Fibra Uno Administracion SA de CV	5,461,700	9,818,242
TOTAL MEXICO		21,150,948
POLAND - 0.5%
Financials - 0.4%
Insurance - 0.4%
Powszechny Zaklad Ubezpieczen SA	104,400	1,982,356
Information Technology - 0.1%
Software - 0.1%
Asseco Poland SA	13,783	735,469
TOTAL POLAND		2,717,825
QATAR - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Ooredoo QPSC	965,175	3,313,564
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(f)	14,450	0
Surgutneftegas PAO (d)(f)	56,600	0
TOTAL ENERGY		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	38,410	0
VTB Bank PJSC (d)(f)	18,380	0
TOTAL FINANCIALS		0
Materials - 0.0%
Metals & Mining - 0.0%
GMK Norilskiy Nickel PAO (d)(f)	18,800	0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (d)(f)	7,348,600	1
TOTAL RUSSIA		1
SAUDI ARABIA - 1.0%
Financials - 0.8%
Banks - 0.8%
Riyad Bank	469,411	2,542,357
Saudi Investment Bank/The	627,723	2,316,666
TOTAL FINANCIALS		4,859,023
Materials - 0.2%
Chemicals - 0.2%
SABIC Agri-Nutrients Co	28,209	923,149
TOTAL SAUDI ARABIA		5,782,172
SOUTH AFRICA - 3.1%
Consumer Staples - 1.0%
Food Products - 1.0%
AVI Ltd	1,017,816	5,534,534
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Exxaro Resources Ltd	420,723	5,178,950
Financials - 1.0%
Banks - 0.6%
Standard Bank Group Ltd	161,011	3,202,661
Insurance - 0.4%
Momentum Group Ltd	939,382	2,317,913
TOTAL FINANCIALS		5,520,574
Materials - 0.2%
Metals & Mining - 0.2%
Gold Fields Ltd	30,809	1,001,077
Pan African Resources PLC (South Africa)	466,668	580,542
TOTAL MATERIALS		1,581,619
TOTAL SOUTH AFRICA		17,815,677
TAIWAN - 22.9%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Pou Chen Corp	2,330,000	1,726,647
Financials - 1.8%
Banks - 1.8%
Chang Hwa Commercial Bank Ltd	3,109,000	2,424,172
CTBC Financial Holding Co Ltd	1,854,000	3,723,030
Taichung Commercial Bank Co Ltd	2,969,618	1,883,634
Union Bank Of Taiwan	3,358,080	2,156,012
TOTAL FINANCIALS		10,186,848
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Far Eastern New Century Corp	1,956,000	1,643,163
Information Technology - 20.6%
Communications Equipment - 0.3%
Accton Technology Corp	29,000	1,906,772
Electronic Equipment, Instruments & Components - 3.3%
Chroma ATE Inc	26,000	1,689,409
Delta Electronics Inc	86,000	4,363,997
Elite Material Co Ltd	18,000	2,642,718
Foxconn Technology Co Ltd	214,000	374,114
Gold Circuit Electronics Ltd	26,000	637,953
Hon Hai Precision Industry Co Ltd	534,000	4,138,959
Largan Precision Co Ltd	9,000	1,123,642
Lotes Co Ltd	10,000	573,966
Simplo Technology Co Ltd	36,000	392,648
Synnex Technology International Corp	205,000	594,341
Tripod Technology Corp	42,000	479,532
WT Microelectronics Co Ltd	90,000	547,201
Yageo Corp	114,000	1,770,723
		19,329,203
Semiconductors & Semiconductor Equipment - 15.6%
Ardentec Corp	82,000	449,086
ASPEED Technology Inc	2,200	988,737
Hon Precision Inc	6,000	1,147,313
Jentech Precision Industrial Co Ltd	7,000	746,156
MediaTek Inc	70,000	7,699,805
Novatek Microelectronics Corp	52,000	835,051
Powertech Technology Inc	68,000	495,498
Radiant Opto-Electronics Corp	101,000	257,195
Realtek Semiconductor Corp	41,000	866,456
Sigurd Microelectronics Corp	95,000	548,207
Taiwan Semiconductor Manufacturing Co Ltd	978,000	73,382,530
Topco Scientific Co Ltd	37,000	572,419
United Microelectronics Corp	637,000	2,384,882
		90,373,335
Technology Hardware, Storage & Peripherals - 1.4%
Asia Vital Components Co Ltd	20,000	1,435,688
Catcher Technology Co Ltd	73,000	413,348
Chenbro Micom Co Ltd	13,000	420,341
Chicony Electronics Co Ltd	110,000	360,778
Compal Electronics Inc	478,000	532,442
Innodisk Corp	16,000	641,109
King Slide Works Co Ltd	6,000	1,457,347
Lite-On Technology Corp	145,000	937,684
Pegatron Corp	224,000	584,969
Wiwynn Corp	7,000	1,167,425
		7,951,131
TOTAL INFORMATION TECHNOLOGY		119,560,441
TOTAL TAIWAN		133,117,099
THAILAND - 2.6%
Communication Services - 0.7%
Wireless Telecommunication Services - 0.7%
Advanced Info Service PCL depository receipt	346,500	3,943,101
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
PTT Exploration & Production PCL depository receipt	1,252,900	5,590,540
Financials - 0.9%
Banks - 0.9%
Bangkok Bank PCL depository receipt	411,200	2,358,158
Krung Thai Bank PCL depository receipt	2,251,400	2,983,438
TOTAL FINANCIALS		5,341,596
TOTAL THAILAND		14,875,237
TURKEY - 0.1%
Industrials - 0.1%
Construction & Engineering - 0.1%
Enka Insaat ve Sanayi AS	356,541	657,193
UNITED ARAB EMIRATES - 2.0%
Financials - 0.5%
Banks - 0.5%
Abu Dhabi Islamic Bank PJSC	287,459	1,660,826
Dubai Islamic Bank PJSC	719,299	1,423,792
TOTAL FINANCIALS		3,084,618
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Salik Co PJSC	441,082	638,901
Real Estate - 1.4%
Real Estate Management & Development - 1.4%
Emaar Development PJSC	2,268,385	8,004,321
TOTAL UNITED ARAB EMIRATES		11,727,840
UNITED STATES - 0.1%
Materials - 0.1%
Construction Materials - 0.1%
GCC SAB de CV	36,900	424,414
TOTAL COMMON STOCKS (Cost $479,777,295)		573,065,318

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
COLOMBIA - 0.5%
Financials - 0.5%
Banks - 0.5%
Grupo Cibest SA non-voting shares	128,128	3,033,613
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Transneft PJSC (d)(f)	1,200	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $1,789,388)		3,033,613

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (i) (Cost $162,803)	3.64	163,000	162,837

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	1,432,413	1,432,700
Fidelity Securities Lending Cash Central Fund (j)(k)	3.72	8,058,941	8,059,747
TOTAL MONEY MARKET FUNDS (Cost $9,492,364)			9,492,447

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $491,221,850)	585,754,215
NET OTHER ASSETS (LIABILITIES) - (0.9)% (g)	(4,941,017)
NET ASSETS - 100.0%	580,813,198

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI Emerging Markets Index Contracts (United States)	54	9/2026	4,434,210	(254,438)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,737,107 or 5.5% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $35,897,691 or 6.2% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Includes $123,478 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $162,837.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $7,242,042.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	498,031	159,360,723	158,426,807	98,339	670	83	1,432,700	1,432,413
Fidelity Securities Lending Cash Central Fund	3,262,519	44,075,290	39,278,010	246,314	(52)	-	8,059,747	8,058,941
	3,760,550	203,436,013	197,704,817	344,653	618	83	9,492,447

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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